Early Deposit Mineral Stream Interests - Additional Information (Detail) - Kutcho [member] $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) Tonnes_Per_Day
Disclosure Of Mineral Stream Interests [line items]
Percentage of gold and silver elimination of drop down	66.70%
Additional upfront consideration | $	$ 20
Mill throughput capacity | Tonnes_Per_Day	4,500